Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 6 – STOCKHOLDERS’ EQUITY (DEFICIT)

On December 7, 2016, the Company issued 20,000,000 founders common stock to two directors and officers at par for legal services provided to the Company. On August 31, 2017, an aggregate of 19,750,000 was contributed back to the Company pro rata from the then two shareholders.

On September 1, 2017, the Company issued 2,800,000 shares of its common stock to Igor Gabal and 7,200,000 shares to GP Michigan, LLC at par value of $0.0001 in connection with the change in control.

On December 1, 2017, the Company issued 8,050,000 shares of its common stock at par value of $0.0001.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2017, 18,300,000 shares of common stock and no preferred stock were issued and outstanding.